Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Capital-loss carry forward	$ 570
Other reserves and allowances	12	$ 82
Total deferred-tax assets	9,633	11,101
Valuation allowance	(9,633)	(11,101)
Net deferred-tax assets	0	0
Maltese Subsidiary [Member]
Deferred tax assets
Net-Operating-Loss Carryforward	4,611	4,609
Israeil Subsidiary [Member]
Deferred tax assets
Net-Operating-Loss Carryforward	4,868	6,003
Capital-loss carry forward	$ 142	$ 407